Other liabilities	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Other liabilities
41 Other liabilities

	2021	2020
Payables due to policyholders	1,229	1,135

Payables due to brokers and agents	467	399

Payables out of reinsurance	1,384	1,218

Social security and taxes payable	145	110

Income tax payable	4	2

Investment creditors	1,103	1,068

Cash collateral on derivative transactions	2,708	6,118

Cash collateral on securities lended	2,171	2,053

Cash collateral - other	76	74

Repurchase agreements	821	962

Short term deposits	-	105

Commercial paper	-	72

Lease liabilities	252	266

Other creditors	2,556	3,100
At December 31	12,916	16,685

Current	12,233	16,111

Non-current	683	575

The carrying amounts disclosed reasonably approximate the fair values at year-end,
given the predominantly current nature of the other liabilities.

Aegon N.V [member]
Statement [LineItems]
Other liabilities
18 Current liabilities
Loans from and payables to group companies have a maturity of less than one year. Other current liabilities includes derivatives with negative fair values of EUR 116 million (2020: EUR 250 million).